United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3375

(Investment Company Act File Number)

Federated GNMA Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 01/31/14

Date of Reporting Period: Quarter ended 04/30/13

Item 1. Schedule of Investments

Federated GNMA Trust
Portfolio of Investments
April 30, 2013 (unaudited)
Principal Amount			Value
		Mortgage-Backed Securities—99.2%
		Government National Mortgage Association—99.2%[1]
$27,932,802		3.000%, 9/15/2042 - 1/15/2043	$29,840,592
87,891,273	[2]	3.500%, 1/15/2042 - 5/20/2043	95,727,083
85,588,628	[2]	4.000%, 8/15/2041 - 5/15/2043	94,049,240
113,875,671	[2]	4.500%, 6/15/2039 - 5/15/2043	124,691,536
53,059,967		5.000%, 10/15/2033 - 3/15/2042	58,797,636
32,938,012		5.500%, 7/20/2033 - 7/20/2035	36,615,216
18,068,872		6.000%, 8/15/2031 - 12/20/2038	20,445,938
528,757		6.500%, 5/15/2027 - 1/20/2032	604,843
2,840,057		7.000%, 6/15/2027 - 1/15/2033	3,303,269
3,346,682		7.500%, 11/15/2027 - 5/15/2032	3,957,658
1,403,819		8.000%, 11/15/2027 - 8/15/2032	1,665,491
4,381		8.500%, 3/15/2030	4,749
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $457,159,678)	469,703,251
		Collateralized Mortgage Obligations—2.4%
		Government National Mortgage Association—2.4%
6,568,962	[3]	REMIC 2009-106 FG, 0.599%, 8/20/2039	6,590,231
4,605,802	[3]	REMIC 2009-87 AF, 0.849%, 3/20/2039	4,659,250
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $11,235,699)	11,249,481
		Repurchase Agreements—13.4%
40,000,000	[3,4]	Interest in $500,000,000 joint repurchase agreement 0.13%, dated 4/18/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $500,059,583 on 5/21/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2043 and the market value of those underlying securities was $515,024,177.	40,000,000
3,367,000	[3]	Interest in $2,830,000,000 joint repurchase agreement 0.17%, dated 4/30/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,830,013,364 on 5/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2041 and the market value of those underlying securities was $2,886,613,632.	3,367,000
20,384,000	[3,4]	Interest in $100,000,000 joint repurchase agreement 0.14%, dated 4/18/2013 under which RBC Capital Markets LLC will repurchase securities provided as collateral for $100,012,833 on 5/21/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2041 and the market value of those underlying securities was $102,005,157.	20,384,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	63,751,000
		TOTAL INVESTMENTS—115.0% (IDENTIFIED COST $532,146,377)[5]	544,703,732
		OTHER ASSETS AND LIABILITIES - NET—(15.0)%[6]	(71,209,422)
		TOTAL NET ASSETS—100%	$473,494,310
At April 30, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[7]United States Treasury Notes 10-Year Short Futures	270	$36,007,031	June 2013	$(682,879)
The average notional value of short futures contracts held by the Fund throughout the period was $27,111,016. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Because of monthly principal payments, the average lives of the Government National Mortgage Association Modified Pass-Through Securities (based upon Federal Housing Authority/Veterans Administration historical experience) are less than the stated maturities.
2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.

3	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
4	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
5	At April 30, 2013, the cost of investments for federal tax purposes was $532,146,377. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $12,557,355. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,208,711 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,651,356.
6	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of April 30, 2013.
7	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “ Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices and Investments in Mutual Funds	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$469,703,251	$—	$469,703,251
Collateralized Mortgage Obligations	—	11,249,481	—	11,249,481
Repurchase Agreements	—	63,751,000	—	63,751,000
TOTAL SECURITIES	$—	$544,703,732	$—	$544,703,732
OTHER FINANCIAL INSTRUMENTS*	$(682,879)	$—	$—	$(682,879)
*	Other financial instruments include futures contracts.
The following acronym is used throughout this portfolio:
REMIC	—Real Estate Mortgage Investment Conduit
3

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated GNMA Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 19, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 19, 2013